Financial Instruments with Off Balance Sheet Risk and Concentration of Risk	12 Months Ended
Dec. 31, 2014
Virtu Financial, LLC and subsidiaries
Financial Instruments with Off Balance Sheet Risk and Concentration of Risk

17. Financial Instruments with Off Balance Sheet Risk and Concentration of Risk

The Company maintains U.S. checking accounts with balances frequently in excess of $250,000. The Federal Deposit Insurance Corporation (“FDIC”) insures combined accounts up to $250,000.

Credit Risk

Credit risk represents the maximum potential loss that the Company would incur if the counterparties failed to perform pursuant to the terms of their agreements with the Company. The Company regularly transacts business with major U.S. and foreign financial institutions. The Company is subject to credit risk to the extent that the brokers may be unable to fulfill their obligations either to return the Company’s securities or repay amounts owed. In the normal course of its securities activities, the Company may be required to pledge securities as collateral, whereby the prime brokers have the right, under the terms of the prime brokerage agreements, to sell or repledge the securities of the Company. The Company manages credit risk by limiting the total amount of arrangements outstanding, both by individual counterparty and in the aggregate, by monitoring the size and maturity structure of its portfolio and by applying uniform credit standards for all activities associated with credit risk.

The purchase and sale of futures contracts requires margin deposits with a Futures Commission Merchant (“FCM”). The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM’s proprietary activities. A customer’s cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM’s segregation requirements. In the event of an FCM’s insolvency, recovery may be limited to the Company’s pro rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total cash and other equity deposited.

Currency Risk

Though predominantly invested in U.S. dollar‑denominated financial instruments, the Company may invest in securities or maintain cash denominated in currencies other than the U.S. dollar. The Company is exposed to risks that the exchange rate of the U.S. dollar relative to other currencies may change in a manner that has an adverse effect on the reported value of the Company’s assets and liabilities denominated in currencies other than the U.S. dollar.

Market Risk

The Company is exposed to market risks that arise from equity price risk, foreign currency exchange rate fluctuations and changes in commodity prices. Management has established procedures to actively monitor and minimize market and credit risks. In addition, the Company has sold securities that it does not currently own and will, therefore, be obligated to purchase such securities at a future date. The Company has recorded these obligations in the consolidated financial statements at fair values of the related securities and will incur a loss if the fair value of the securities increases subsequent to the period end.

Off Balance Sheet Financial Instruments

The Company enters into various transactions involving derivative instruments and other off balance sheet financial instruments, including futures. These derivative financial instruments are used to conduct trading activities and manage market risks and are, therefore, subject to varying degrees of market and credit risk. Derivative transactions are entered into for trading purposes or to economically hedge other positions or transactions.

Futures contracts provide for delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments reflect the volume and activity and do not reflect the amounts at risk. Futures contracts are executed on an exchange, and cash settlement is made on a daily basis for market movements. Accordingly, futures contracts generally do not have credit risk. Market risk is substantially dependent upon the value of the underlying derivative instruments and is affected by market forces, such as volatility and changes in interest and foreign exchange rates.